SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 02, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subsequent Event [Abstract]
Issuance of ordinary shares (in shares)		6
Gross proceeds on discounts and offering expenses			$ 5,121,620	$ 0	$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Abstract]
Issuance of ordinary shares (in shares)	4,375,000
Number of additional shares available for issuance (in shares)	656,250
Offering price (in dollars per share)	$ 4
Gross proceeds on discounts and offering expenses	$ 20,125,000